CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	June 30, 2013	December 31, 2012

Cash and bank balances	$9,391,449	$8,424,265

	2012	2011

Cash and bank balances	$8,424,265	$1,387,908